Business Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Acquisitions
BUSINESS ACQUISITIONS

2017

Terminated Acquisition of an Interest in Waneta Dam
In May 2017 Fortis had entered into an agreement with Teck Resources Limited ("Teck") to acquire a two-thirds ownership interest in the Waneta Dam and related transmission assets in British Columbia. In August 2017 BC Hydro exercised its right of first offer to acquire Teck's two-thirds interest in the Waneta Dam and the purchase agreement between Fortis and Teck was terminated, resulting in the payment of a $28 million break fee to Fortis, which was recorded in operating expenses.

2016

ITC
On October 14, 2016, Fortis and GIC acquired all of the outstanding common shares of ITC for an aggregate purchase price of approximately $15.7 billion (US$11.8 billion) on closing, including approximately $6.3 billion (US$4.8 billion) of ITC consolidated indebtedness. ITC is now a subsidiary of Fortis, with an affiliate of GIC owning a 19.9% minority interest in ITC.

Under the terms of the transaction, ITC shareholders received US$22.57 in cash and 0.7520 of a Fortis common share per ITC share, representing total consideration of approximately $9.4 billion (US$7.0 billion). The net cash consideration totalled approximately $4.7 billion (US$3.5 billion) and was financed using: (i) net proceeds from the issuance of US$2.0 billion ($2.6 billion) unsecured notes in October 2016; (ii) net proceeds from GIC's US$1.228 billion ($1.6 billion) minority investment, which includes a shareholder note of US$199 million ($263 million); and (iii) drawings of approximately US$404 million ($535 million) under the Corporation's non-revolving term senior unsecured equity bridge credit facility. On October 14, 2016, approximately 114.4 million common shares of Fortis were issued to shareholders of ITC, representing share consideration of approximately $4.7 billion (US$3.5 billion), based on the closing price for Fortis common shares of $40.96 and the closing foreign exchange rate of US$1.00=CAD$1.32 on October 13, 2016.

The following table summarizes the final allocation of the purchase consideration to the assets and liabilities acquired as at October 14, 2016 based on their fair values, using an exchange rate of US$1.00=CAD$1.32.

(in millions)	Total

Share consideration	$4,684
Cash consideration	4,658
Total consideration	$9,342

Purchase consideration for 80.1% of ITC common shares	$7,721
19.9% minority shareholder investment and shareholder note	1,621
$9,342

Fair value assigned to net assets:
Current assets	$319
Long-term regulatory assets	319
Property, plant and equipment	8,345
Intangible assets	399
Other long-term assets	71
Current liabilities	(625)
Assumed short-term borrowings	(311)
Assumed long-term debt (including current portion)	(6,006)
Long-term regulatory liabilities	(327)
Deferred income taxes	(910)
Other long-term liabilities	(166)
1,108
Cash and cash equivalents	134
Fair value of net assets acquired	1,242
Goodwill (Note 12)	$8,100

The acquisition has been accounted for using the acquisition method, whereby financial results of the business acquired have been consolidated in the financial statements of Fortis commencing on October 14, 2016.

Acquisition-related expenses totalled approximately $118 million ($90 million after tax) in 2016. Acquisition-related expenses included: (i) investment banking, legal, consulting and other fees totalling approximately $79 million ($62 million after tax) in 2016, which were included in operating expenses; and (ii) fees associated with the Corporation's acquisition credit facilities and deal-contingent interest rate swap contracts totalling approximately $39 million ($28 million after tax) in 2016, which were included in finance charges. From the date of acquisition, ITC also recognized in 2016 $27 million in after-tax expenses associated with the accelerated vesting of the Company's stock-based compensation awards as a result of the acquisition, of which the Corporation's share was $22 million.

Pro Forma Data
The unaudited pro forma financial information below gives effect to the acquisition of ITC as if the transaction had occurred at the beginning of 2016. This pro forma data is presented for information purposes only, and does not necessarily represent the results that would have occurred had the acquisition taken place at the beginning of 2016, nor is it necessarily indicative of the results that may be expected in future periods.

(in millions)	2016
Pro forma revenue	$7,995
Pro forma net earnings attributable to common equity shareholders (1)	919

(1)
Pro forma net earnings attributable to common equity shareholders exclude all after-tax acquisition-related expenses incurred by ITC and the Corporation. A pro forma adjustment has been made to net earnings for the year presented to reflect the Corporation's after‑tax financing costs associated with the acquisition.

Aitken Creek
On April 1, 2016, Fortis acquired Aitken Creek Gas Storage ULC from Chevron Canada Properties Ltd. for approximately $349 million, plus the cost of working gas inventory. The net cash purchase price was initially financed through US dollar-denominated borrowings under the Corporation's committed revolving credit facility. In December 2015 the Corporation paid a deposit of $38 million as part of the purchase consideration for the transaction.

The allocation of purchase consideration to the assets and liabilities acquired as at April 1, 2016, based on their fair values, resulted in the recognition of approximately $27 million in goodwill, which was associated with deferred income tax liabilities. The acquisition has been accounted for using the acquisition method, whereby financial results of the business acquired have been consolidated in the financial statements of Fortis commencing on April 1, 2016. The purchase price allocation was finalized during the first quarter of 2017.